Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

June 30, 2020

FBF-YIN-QTLY-0820
1.9892459.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	39,954	$716,378
Fidelity Series Commodity Strategy Fund (a)	325,345	1,249,323
Fidelity Series Large Cap Growth Index Fund (a)	38,783	487,895
Fidelity Series Large Cap Stock Fund (a)	35,420	498,363
Fidelity Series Large Cap Value Index Fund (a)	85,315	937,611
Fidelity Series Small Cap Opportunities Fund (a)	19,604	239,761
Fidelity Series Value Discovery Fund (a)	28,688	335,654
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,490,029)		4,464,985

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	25,161	240,037
Fidelity Series Emerging Markets Fund (a)	40,286	344,446
Fidelity Series Emerging Markets Opportunities Fund (a)	162,284	3,110,979
Fidelity Series International Growth Fund (a)	38,021	651,688
Fidelity Series International Index Fund (a)	28,177	267,398
Fidelity Series International Small Cap Fund (a)	13,300	212,534
Fidelity Series International Value Fund (a)	77,503	651,799
Fidelity Series Overseas Fund (a)	62,914	649,273
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,860,757)		6,128,154

Bond Funds - 54.7%
Fidelity Series Corporate Bond Fund (a)	382,168	4,261,170
Fidelity Series Emerging Markets Debt Fund (a)	36,753	329,674
Fidelity Series Floating Rate High Income Fund (a)	8,002	68,979
Fidelity Series Government Bond Index Fund (a)	455,276	5,130,959
Fidelity Series High Income Fund (a)	39,665	350,242
Fidelity Series Inflation-Protected Bond Index Fund (a)	566,264	5,917,461
Fidelity Series Investment Grade Bond Fund (a)	470,571	5,708,032
Fidelity Series Investment Grade Securitized Fund (a)	368,427	3,912,693
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,883	1,131,296
Fidelity Series Real Estate Income Fund (a)	21,283	205,596
TOTAL BOND FUNDS
(Cost $25,450,933)		27,016,102

Short-Term Funds - 23.9%
Fidelity Cash Central Fund 0.12% (b)	49	49
Fidelity Series Government Money Market Fund 0.25% (a)(c)	2,311,709	2,311,709
Fidelity Series Short-Term Credit Fund (a)	213,162	2,178,520
Fidelity Series Treasury Bill Index Fund (a)	728,182	7,289,101
TOTAL SHORT-TERM FUNDS
(Cost $11,732,012)		11,779,379
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $47,533,731)		49,388,620
NET OTHER ASSETS (LIABILITIES) - 0.0%		(718)
NET ASSETS - 100%		$49,387,902

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$355,531	$287,090	$89,694	$--	$1,437	$162,014	$716,378
Fidelity Series Canada Fund	235,871	51,874	84,198	--	(18,057)	54,547	240,037
Fidelity Series Commodity Strategy Fund	1,480,023	197,660	489,055	--	(83,936)	144,631	1,249,323
Fidelity Series Corporate Bond Fund	3,341,347	873,697	297,528	30,674	4,072	339,582	4,261,170
Fidelity Series Emerging Markets Debt Fund	273,292	48,966	25,117	4,314	(784)	33,317	329,674
Fidelity Series Emerging Markets Fund	181,052	145,195	30,497	--	(1,798)	50,494	344,446
Fidelity Series Emerging Markets Opportunities Fund	1,794,359	1,202,188	369,015	--	(3,770)	487,217	3,110,979
Fidelity Series Floating Rate High Income Fund	59,053	11,575	6,077	773	(78)	4,506	68,979
Fidelity Series Government Bond Index Fund	5,206,475	737,677	806,452	20,675	1,821	(8,562)	5,130,959
Fidelity Series Government Money Market Fund 0.25%	2,245,847	1,864,539	1,798,677	1,736	--	--	2,311,709
Fidelity Series High Income Fund	299,437	58,820	30,384	4,805	(336)	22,705	350,242
Fidelity Series Inflation-Protected Bond Index Fund	5,263,372	950,906	497,671	3,135	2,299	198,555	5,917,461
Fidelity Series International Growth Fund	697,239	122,613	289,586	--	4,560	116,862	651,688
Fidelity Series International Index Fund	252,292	74,486	101,513	--	(10,301)	52,434	267,398
Fidelity Series International Small Cap Fund	201,686	35,857	66,127	--	(678)	41,796	212,534
Fidelity Series International Value Fund	689,032	132,971	285,125	--	(30,781)	145,702	651,799
Fidelity Series Investment Grade Bond Fund	5,083,603	854,930	503,573	37,964	4,955	268,117	5,708,032
Fidelity Series Investment Grade Securitized Fund	3,543,334	676,023	333,555	14,666	73	26,818	3,912,693
Fidelity Series Large Cap Growth Index Fund	247,587	213,363	49,453	7,470	880	75,518	487,895
Fidelity Series Large Cap Stock Fund	255,848	234,377	40,546	--	1,322	47,362	498,363
Fidelity Series Large Cap Value Index Fund	489,718	418,121	32,532	--	37	62,267	937,611
Fidelity Series Long-Term Treasury Bond Index Fund	1,076,791	199,035	116,433	23,802	(64)	(28,033)	1,131,296
Fidelity Series Overseas Fund	677,636	151,632	311,120	--	(10,358)	141,483	649,273
Fidelity Series Real Estate Income Fund	162,999	36,514	19,040	2,666	(1,334)	26,457	205,596
Fidelity Series Short-Term Credit Fund	2,093,791	12,586	--	12,586	--	72,143	2,178,520
Fidelity Series Small Cap Opportunities Fund	118,432	122,175	31,085	--	(2,680)	32,919	239,761
Fidelity Series Treasury Bill Index Fund	7,146,861	218,318	54,327	26,566	(34)	(21,717)	7,289,101
Fidelity Series Value Discovery Fund	142,099	186,213	18,378	--	26	25,694	335,654
Total	$43,614,607	$10,119,401	$6,776,758	$191,832	$(143,507)	$2,574,828	$49,388,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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